MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2014	2013	2012

Israel	$5,005	$4,267	$5,329
Asia	6,604	5,466	4,594
North America	8,072	5,091	2,370
Latin America	2,731	6,798	8,943
Europe	69	139	315

Total	$22,481	$21,761	$21,551

Schedule of Revenues by Major Customers
	Year ended December 31,
	2014	2013	2012

	%

Customer A	5	1	5
Customer B	10	12	11
Customer C	-	11	9
Customer D	16	20	32
Customer E	2	2	11
Customer F	22	17	6
Customer G	13	17	5
Customer H	10	-	-

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2014	2013

Israel	$2,820	$2,930
China	557	644

	$3,377	$3,574